                           SHORT-TERM INVESTMENTS CO.

                                 PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003, June 12, 2003 and August 14, 2003


The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(S) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1994      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Director, Chairman and                Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Director and Executive                (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief

----------
(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(S) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT DIRECTORS

     Bob R. Baker - 1936         2003      Consultant                                       None
     Director
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     Director                                                                               (registered
                                                                                            investment company)

     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &       None
     Director                              Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1993      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Director                                                                               and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Director                              Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);

                                           Formerly:  Director, President and Chief         Annuity and Life Re
                                           Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                           director of various affiliated Volvo companies

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(S) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Director                              Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

     Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century    Administaff
     Director                              Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     1993      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     Director                              Frankel LLP                                      (registered
                                                                                            investment company)

     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     Director                              Diego, California)                               Group, Inc.,
                                                                                            Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

     Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the   None
     1950                                  USA
     Director

     Lewis F. Pennock --         1993      Partner, law firm of Pennock & Cooper            None
     1942
     Director

     Ruth H. Quigley --          2001      Retired                                          None
     1935
     Director

     Louis S. Sklar --           1993      Executive Vice President, Development and        None
     Director                              Operations, Hines Interests Limited
     1939                                  Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Director                                                                               company) and Isis
                                                                                            Pharmaceuticals, Inc.

                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003, June 12, 2003 and August 14, 2003


The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                        OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        -------    -------------------------------------------     ----------------
INTERESTED PERSONS

Robert H. Graham(1)      1994      Director and Chairman, A I M Management         None
-- 1946                            Group Inc. (financial services holding
Director, Chairman                 company); Director and Vice Chairman,
and President                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                   AIM Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors,
                                   Inc. (registered broker dealer), AIM
                                   Investment Services, Inc., (registered
                                   transfer agent), and Fund Management Company
                                   (registered broker dealer); and Chief
                                   Executive Officer, AMVESCAP PLC - Managed
                                   Products

Mark H. Williamson(2)    2003      Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Director and                       (financial services holding company);
Executive Vice                     Director, Chairman and President, A I M
President                          Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief

---------
(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
                                   Executive Officer, AMVESCAP PLC - AIM
                                   Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.

INDEPENDENT DIRECTORS

Bob R. Baker -- 1936     2003      Consultant                                       None
Director
                                   Formerly: President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation

Frank S. Bayley --       2001      Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Director                                                                           investment
                                                                                   company)

James T. Bunch --        2003      Co-President and Founder, Green, Manning &       None
1942                               Bunch Ltd., (investment banking firm); and
Director                           Director, Policy Studies, Inc. and Van Gilder
                                   Insurance Corporation

                                   Formerly: General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     1993      Chairman, Crockett Technology Associates        ACE Limited
1944                               (technology consulting company)                 (insurance
Director                                                                           company); and
                                                                                   Captaris, Inc.
                                                                                   (unified messaging
                                                                                   provider)

Albert R. Dowden --      2000      Director of a number of public and private      Cortland Trust, Inc.
1941                               business corporations, including the Boss       (Chairman)
Director                           Group, Ltd. (private investment and             (registered
                                   management) and Magellan Insurance Company      investment
                                                                                   company); Annuity
                                   Formerly:  Director, President and Chief        and Life Re
                                   Executive Officer, Volvo Group North America,   (Holdings), Ltd.
                                   Inc.; Senior Vice President, AB Volvo; and      (insurance
                                   director of various affiliated Volvo            company)
                                   companies

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
Edward K. Dunn, Jr.      1998      Formerly: Chairman, Mercantile Mortgage Corp.;  None
-- 1935                            President and Chief Operating Officer,
Director                           Mercantile-Safe Deposit & Trust Co.; and
                                   President, Mercantile Bankshares Corp.

Jack M. Fields --        1997      Chief Executive Officer, Twenty First Century   Administaff
1952                               Group, Inc. (government affairs company) and
Director                           Texana Timber LP

Carl Frischling --       1993      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Director                                                                           investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Director                                                                           Wheelabrator
                                   Formerly: Associate Justice of the              Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.

Prema Mathai-Davis       1998      Formerly: Chief Executive Officer, YWCA of      None
-- 1950                            the USA
Director

Lewis F. Pennock --      1993      Partner, law firm of Pennock & Cooper           None
1942
Director

Ruth H. Quigley --       2001      Retired                                         None
1935
Director

Louis S. Sklar --        1993      Executive Vice President, Development and       None
1939                               Operations, Hines Interests Limited
Director                           Partnership (real estate development company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Director                                                                           company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.

                           SHORT-TERM INVESTMENTS CO.

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003, June 12, 2003 and August 14, 2003


The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(S) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1994      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Director, Chairman and                Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Director and Executive                (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and


----------
(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(s) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT DIRECTORS

     Bob R. Baker - 1936         2003      Consultant                                       None
     Director
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     Director                                                                               (registered
                                                                                            investment company)

     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &       None
     Director                              Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1993      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Director                                                                               and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Director                              Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);

                                           Formerly:  Director, President and Chief         Annuity and Life Re
                                           Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Director                              Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

                               DIRECTOR
      "NAME, YEAR OF BIRTH      AND/OR                                                               OTHER
      AND POSITION(s) HELD      OFFICER                                                      DIRECTORSHIP(s) HELD
        WITH THE COMPANY         SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY DIRECTOR
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century    Administaff
     Director                              Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     1993      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     Director                              Frankel LLP                                      (registered
                                                                                            investment company)

     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     Director                              Diego, California)                               Group, Inc.,
                                                                                            Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

     Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the   None
     1950                                  USA
     Director

     Lewis F. Pennock --         1993      Partner, law firm of Pennock & Cooper            None
     1942
     Director

     Ruth H. Quigley -- 1935     2001      Retired                                          None
     Director

     Louis S. Sklar -- 1939      1993      Executive Vice President, Development and        None
     Director                              Operations, Hines Interests Limited
                                           Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Director                                                                               company) and Isis
                                                                                            Pharmaceuticals, Inc.